Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease Rental Costs
Net Lease Expense on Operating Leases	$ 343,000,000	$ 343,000,000	$ 354,000,000
Amortization of Capital Leases	72,000,000	97,000,000	83,000,000
Interest on Capital Leases	32,000,000	26,000,000	13,000,000
Total Lease Rental Costs	447,000,000	466,000,000	450,000,000
Property, Plant and Equipment Under Capital Leases
Generation	104,000,000	97,000,000
Other Property, Plant and Equipment	485,000,000	482,000,000
Total Property, Plant and Equipment Under Capital Leases	589,000,000	579,000,000
Accumulated Amortization	137,000,000	108,000,000
Net Property, Plant and Equipment Under Capital Leases	452,000,000	471,000,000
Obligations Under Capital Leases
Noncurrent Liability	384,000,000	398,000,000
Liability Due Within One Year	74,000,000	76,000,000
Total Obligations Under Capital Leases	458,000,000	474,000,000
Future Minimum Lease Payments
Capital Leases, 2012	96,000,000
Noncancelable Operating Leases, 2012	316,000,000
Capital Leases, 2013	81,000,000
Noncancelable Operating Leases, 2013	288,000,000
Capital Leases, 2014	67,000,000
Noncancelable Operating Leases, 2014	264,000,000
Capital Leases, 2015	55,000,000
Noncancelable Operating Leases, 2015	245,000,000
Capital Leases, 2016	47,000,000
Noncancelable Operating Leases, 2016	226,000,000
Capital Leases, Later Years	285,000,000
Noncancelable Operating Leases, Later Years	1,235,000,000
Capital Leases, Total Future Minimum Lease Payments	631,000,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	2,574,000,000
Less Estimated Interest Element on Capital Leases	173,000,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	458,000,000
Future Minimum Lease Payments of Rockport Lease
2012	383,000
Leases (Textuals) [Abstract]
New Master Lease Agreement with G E	137,000,000
Capital Leases Refinanced with G E	60,000,000
Operating Leases Refinanced with G E	77,000,000
Previously Leased Assets Purchased from GE	5,000,000
Previously Leased Assets Under New Capital Lease	11,000,000
Percent Limit, Unamortized Balance	78.00%
Max Percent, Unamortized Balance Guarantee to Lessor	78.00%
Maximum Potential Loss On Master Lease Agreements	14,000,000
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term	84.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term	77.00%
Cost of Electric Draglines to be Used for Mining Operations	47,000,000
Dragline Financed Under Capital Lease	53,000,000
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost	85,000,000
Future Payment Obligations	383,000
Future Minimum Lease Payment for 2012 for I&M Nuclear Fuel Lease	383,000
AEP Generating Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments of Rockport Lease
2012	74,000,000
2013	74,000,000
2014	74,000,000
2015	74,000,000
2016	74,000,000
Later Years	443,000,000
Total Future Minimum Lease Payments	813,000,000
Leases (Textuals) [Abstract]
Future Minimum Lease Payment for 2012 for I&M Nuclear Fuel Lease	74,000,000
Indiana Michigan Power Co [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars	16,000,000
Maximum Potential Loss Related to Guarantee	12,000,000
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments of Rockport Lease
2012	74,000,000
2013	74,000,000
2014	74,000,000
2015	74,000,000
2016	74,000,000
Later Years	443,000,000
Total Future Minimum Lease Payments	813,000,000
Leases (Textuals) [Abstract]
Future Minimum Lease Payment for 2012 for I&M Nuclear Fuel Lease	74,000,000
Southwestern Electric Power Co [Member]
Obligations Under Capital Leases
Noncurrent Liability	112,802,000	115,399,000
Liability Due Within One Year	15,058,000	13,265,000
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars	18,000,000
Maximum Potential Loss Related to Guarantee	$ 13,000,000